S-K 1603(a)(9) Restrictions on Selling Securities	Nov. 06, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 500,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

The earlier to occur of (A) six months after the completion of our initial business combination or earlier if (B) subsequent to our initial business combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction following the completion of our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

SPAC Sponsor, Persons and Entities Subject to Restrictions	A SPAC VI (Holdings) Corp.Claudius TsangAt-risk capital investorsChi Lun LoAshley BancroftBetty Liu
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Transfers permitted (a) to our or Maxim’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Maxim’s officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, or any affiliates or members of the directors or officers of the Sponsor’s member (or in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements entered into with us and the at-risk capital investors), (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares, or rights were originally purchased; (g) pro rata distributions from our sponsor or Maxim to its respective members, partners or shareholders pursuant to our sponsor’s or Maxim’s limited liability company agreement or other charter documents; (h) by virtue of the laws of the British Virgin Islands or our sponsor’s memorandum and articles of association (as may be amended) upon dissolution of our sponsor or upon dissolution of Maxim; (i) to us for no value for cancellation in connection with the consummation of an initial business combination; (j) in the event of our liquidation prior to our consummation of our initial business combination; (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (l) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (h) and shall also include a person or entity to whom a holder of the Founder Share or the Private Placement Units is permitted to transfer such securities prior to the expiration of the lock-up under the letter agreement, the subscription agreements, the registration rights agreement, and any other applicable agreement between such holder and us, and to any transferee thereafter; provided, however, that in the case of clauses (a) through (h) and clause (l) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	A SPAC VI (Holdings) Corp.Maxim Group LLC, or its designeesAt-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Representative’s Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Maxim Group LLC or its designees
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.
Rights Ordinary Shares or any Other Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of the prospectus.
SPAC Sponsor, Persons and Entities Subject to Restrictions	A SPAC VI (Holdings) Corp.Maxim Group LLC or its designeesClaudius TsangAt-risk capital investorsChi Lun LoAshley BancroftBetty Liu
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.